UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04257

DWS Variable Series I
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  3/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2014 (Unaudited)

DWS Bond VIP
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 38.3%
Consumer Discretionary 3.2%
AMC Entertainment, Inc., 144A, 5.875%, 2/15/2022		15,000	15,262
AmeriGas Finance LLC:
6.75%, 5/20/2020		15,000	16,237
7.0%, 5/20/2022		10,000	10,925
APX Group, Inc., 6.375%, 12/1/2019		15,000	15,300
Asbury Automotive Group, Inc., 8.375%, 11/15/2020		5,000	5,600
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		25,000	25,000
Avis Budget Car Rental LLC, 5.5%, 4/1/2023		15,000	15,112
BC Mountain LLC, 144A, 7.0%, 2/1/2021		15,000	14,850
Boyd Gaming Corp., 9.0%, 7/1/2020 (b)		10,000	11,063
British Sky Broadcasting Group PLC, 144A, 3.125%, 11/26/2022		330,000	317,375
Cablevision Systems Corp., 5.875%, 9/15/2022		5,000	5,100
Caesar's Entertainment Operating Co., Inc., 8.5%, 2/15/2020		40,000	35,400
CCO Holdings LLC, 6.5%, 4/30/2021		155,000	164,300
Century Intermediate Holding Co. 2, 144A, 9.75%, 2/15/2019 (PIK)		5,000	5,269
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		5,000	4,950
144A, 6.375%, 9/15/2020		80,000	83,600
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		15,000	15,919
Series B, 6.5%, 11/15/2022		25,000	26,719
Series B, 7.625%, 3/15/2020		75,000	81,000
Delphi Corp., 5.0%, 2/15/2023		20,000	21,200
DIRECTV Holdings LLC, 2.4%, 3/15/2017		720,000	735,716
DISH DBS Corp.:
4.25%, 4/1/2018		15,000	15,656
5.0%, 3/15/2023		20,000	20,150
7.875%, 9/1/2019		90,000	106,425
Ford Motor Credit Co., LLC, 3.0%, 6/12/2017		485,000	503,750
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		10,000	10,800
Live Nation Entertainment, Inc., 144A, 7.0%, 9/1/2020		20,000	21,875
Macy's Retail Holdings, Inc., 3.875%, 1/15/2022		300,000	309,310
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		20,000	21,050
Mediacom Broadband LLC:
144A, 5.5%, 4/15/2021		5,000	5,025
6.375%, 4/1/2023		10,000	10,600
MGM Resorts International:
6.625%, 12/15/2021 (b)		40,000	44,000
6.75%, 10/1/2020		10,000	11,088
8.625%, 2/1/2019		105,000	125,737
Myriad International Holdings BV, 144A, 6.0%, 7/18/2020		200,000	217,000
PNK Finance Corp., 144A, 6.375%, 8/1/2021		15,000	15,600
Quebecor Media, Inc., 5.75%, 1/15/2023		15,000	15,037
Sirius XM Holdings, Inc., 144A, 5.875%, 10/1/2020		10,000	10,525
SIWF Merger Sub, Inc., 144A, 6.25%, 6/1/2021		10,000	10,400
Starz LLC, 5.0%, 9/15/2019		10,000	10,325
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021		15,000	15,150
Time Warner Cable, Inc., 7.3%, 7/1/2038		165,000	206,143
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		15,000	17,025

			3,348,568
Consumer Staples 1.3%
Chiquita Brands International, Inc., 7.875%, 2/1/2021		15,000	16,744
Controladora Mabe SA de CV, 144A, 7.875%, 10/28/2019		200,000	225,000
ESAL GmbH, 144A, 6.25%, 2/5/2023		200,000	189,000
JBS Investments GmbH, 144A, 7.25%, 4/3/2024 (c)		30,000	30,000
JBS U.S.A. LLC:
144A, 7.25%, 6/1/2021		30,000	31,875
144A, 8.25%, 2/1/2020		115,000	125,925
Marfrig Holding Europe BV, 144A, 11.25%, 9/20/2021		200,000	214,500
Pilgrim's Pride Corp., 7.875%, 12/15/2018		115,000	123,625
Post Holdings, Inc., 144A, 6.75%, 12/1/2021		15,000	15,881
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		55,000	57,613
7.125%, 4/15/2019		265,000	280,237
Roundy's Supermarkets, Inc., 144A, 10.25%, 12/15/2020		15,000	15,975
Smithfield Foods, Inc., 6.625%, 8/15/2022		20,000	21,600

			1,347,975
Energy 5.3%
Antero Resources Finance Corp., 144A, 5.375%, 11/1/2021		5,000	5,075
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		15,000	15,525
6.75%, 11/1/2020		25,000	26,375
BreitBurn Energy Partners LP, 7.875%, 4/15/2022		45,000	48,712
Chaparral Energy, Inc., 7.625%, 11/15/2022		25,000	27,062
Crestwood Midstream Partners LP, 144A, 6.125%, 3/1/2022		10,000	10,450
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		760,000	968,919
DCP Midstream Operating LP:
2.7%, 4/1/2019		250,000	249,398
3.875%, 3/15/2023 (b)		250,000	244,271
Denbury Resources, Inc., 4.625%, 7/15/2023		20,000	18,600
Endeavor Energy Resources LP, 144A, 7.0%, 8/15/2021		20,000	21,000
Energy Transfer Partners LP, 4.15%, 10/1/2020		300,000	309,589
EP Energy LLC, 7.75%, 9/1/2022		30,000	33,675
Exterran Partners LP, 144A, 6.0%, 10/1/2022 (c)		10,000	9,837
FMC Technologies, Inc., 3.45%, 10/1/2022		300,000	286,663
Halcon Resources Corp.:
8.875%, 5/15/2021		35,000	36,312
9.75%, 7/15/2020		15,000	16,163
Kodiak Oil & Gas Corp., 5.5%, 1/15/2021		25,000	25,656
Linn Energy LLC, 144A, 7.25%, 11/1/2019		150,000	156,375
MEG Energy Corp., 144A, 7.0%, 3/31/2024		30,000	31,725
Midstates Petroleum Co., Inc.:
9.25%, 6/1/2021		30,000	31,350
10.75%, 10/1/2020 (b)		35,000	38,675
Murphy Oil U.S.A., Inc., 144A, 6.0%, 8/15/2023		20,000	20,650
Nostrum Oil & Gas Finance BV, 144A, 6.375%, 2/14/2019		200,000	204,000
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		75,000	80,625
144A, 6.875%, 3/15/2022		25,000	27,063
6.875%, 1/15/2023		15,000	16,275
Offshore Drilling Holding SA, 144A, 8.375%, 9/20/2020		200,000	218,250
Offshore Group Investment Ltd.:
7.125%, 4/1/2023		25,000	25,438
7.5%, 11/1/2019		50,000	53,250
ONEOK Partners LP, 6.15%, 10/1/2016		878,000	981,492
Petroleos Mexicanos, 2.257% *, 7/18/2018		250,000	260,625
Rowan Companies, Inc., 4.75%, 1/15/2024		380,000	384,515
SandRidge Energy, Inc., 7.5%, 3/15/2021		55,000	58,712
Transocean, Inc., 3.8%, 10/15/2022		555,000	530,584
Whiting Petroleum Corp., 5.0%, 3/15/2019		15,000	15,863

			5,488,749
Financials 16.5%
American Tower Corp., (REIT), 3.5%, 1/31/2023		280,000	264,779
Atlantic Finance Ltd., 144A, 10.75%, 5/27/2014		500,000	507,510
Bank of America Corp., 3.3%, 1/11/2023		800,000	771,271
Barclays Bank PLC, 7.625%, 11/21/2022 (b)		1,090,000	1,201,725
BBVA Bancomer SA, 144A, 6.5%, 3/10/2021		200,000	216,250
CIT Group, Inc., 3.875%, 2/19/2019		65,000	65,711
CNA Financial Corp., 5.75%, 8/15/2021		500,000	575,824
Credit Agricole SA, 144A, 7.875%, 1/23/2024 (b)		200,000	211,250
Development Bank of Kazakhstan JSC, Series 3, 6.5%, 6/3/2020		500,000	525,000
E*TRADE Financial Corp.:
6.375%, 11/15/2019		40,000	43,500
6.75%, 6/1/2016		205,000	221,913
General Electric Capital Corp., 3.1%, 1/9/2023		1,000,000	978,550
Health Care REIT, Inc., (REIT), 4.5%, 1/15/2024		480,000	494,351
Hospitality Properties Trust, (REIT), 4.65%, 3/15/2024		780,000	776,022
HSBC Holdings PLC, 4.25%, 3/14/2024		785,000	785,966
ING Bank NV, 144A, 2.0%, 9/25/2015		1,310,000	1,331,104
International Lease Finance Corp., 6.25%, 5/15/2019		5,000	5,513
Intesa Sanpaolo SpA, 3.875%, 1/16/2018		895,000	926,322
Itau Unibanco Holding SA, 144A, 5.5%, 8/6/2022		200,000	200,000
Jefferies Group LLC, 5.125%, 1/20/2023		300,000	315,305
JPMorgan Chase & Co., 5.125%, 9/15/2014		1,100,000	1,123,120
Macquarie Group Ltd., 144A, 6.0%, 1/14/2020		825,000	914,933
Mizuho Bank Ltd., 144A, 2.95%, 10/17/2022		500,000	479,691
Morgan Stanley:
3.75%, 2/25/2023 (b)		835,000	829,707
4.1%, 5/22/2023		85,000	84,138
Neuberger Berman Group LLC, 144A, 5.875%, 3/15/2022		155,000	165,075
Nordea Bank AB, 144A, 4.25%, 9/21/2022		555,000	559,932
Omega Healthcare Investors, Inc., (REIT), 144A, 4.95%, 4/1/2024		505,000	494,281
PNC Bank NA, 6.875%, 4/1/2018		200,000	233,054
Royal Bank of Scotland Group PLC, 6.1%, 6/10/2023		100,000	103,802
SLM Corp., 5.5%, 1/25/2023 (b)		630,000	618,187
Societe Generale SA, 144A, 7.875%, 12/18/2023		50,000	52,000
The Goldman Sachs Group, Inc., Series D, 6.0%, 6/15/2020		880,000	1,010,512
Trust F/1401, (REIT), 144A, 5.25%, 12/15/2024 (b)		200,000	199,500

			17,285,798
Health Care 0.9%
Aviv Healthcare Properties LP, 6.0%, 10/15/2021		5,000	5,188
Biomet, Inc.:
6.5%, 8/1/2020		25,000	26,925
6.5%, 10/1/2020		5,000	5,313
Community Health Systems, Inc.:
144A, 5.125%, 8/1/2021		5,000	5,125
144A, 6.875%, 2/1/2022		10,000	10,450
7.125%, 7/15/2020		125,000	135,625
Endo Finance LLC, 144A, 5.75%, 1/15/2022		15,000	15,375
HCA, Inc.:
6.5%, 2/15/2020		235,000	263,200
7.5%, 2/15/2022		190,000	217,075
IMS Health, Inc., 144A, 6.0%, 11/1/2020		15,000	15,787
LifePoint Hospitals, Inc., 144A, 5.5%, 12/1/2021		15,000	15,563
Mallinckrodt International Finance SA, 144A, 4.75%, 4/15/2023		110,000	104,775
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		20,000	21,650
Salix Pharmaceuticals Ltd., 144A, 6.0%, 1/15/2021		15,000	16,012
Tenet Healthcare Corp.:
4.5%, 4/1/2021		5,000	4,888
6.25%, 11/1/2018		60,000	66,187

			929,138
Industrials 1.7%
Accuride Corp., 9.5%, 8/1/2018		5,000	5,125
ADT Corp.:
4.125%, 4/15/2019		5,000	4,961
144A, 6.25%, 10/15/2021 (b)		10,000	10,275
Alphabet Holding Co., Inc., 7.75%, 11/1/2017 (PIK)		15,000	15,506
Artesyn Escrow, Inc., 144A, 9.75%, 10/15/2020		15,000	14,175
BE Aerospace, Inc., 6.875%, 10/1/2020		55,000	60,362
Belden, Inc., 144A, 5.5%, 9/1/2022		25,000	25,313
Bombardier, Inc.:
144A, 4.75%, 4/15/2019 (c)		10,000	10,000
144A, 5.75%, 3/15/2022		90,000	90,900
144A, 6.0%, 10/15/2022 (c)		15,000	15,000
Clean Harbors, Inc., 5.125%, 6/1/2021		15,000	15,300
Covanta Holding Corp., 5.875%, 3/1/2024		10,000	10,158
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		15,000	16,163
Darling International, Inc., 144A, 5.375%, 1/15/2022		10,000	10,275
DigitalGlobe, Inc., 5.25%, 2/1/2021		10,000	9,875
FTI Consulting, Inc., 6.0%, 11/15/2022		15,000	15,300
Garda World Security Corp., 144A, 7.25%, 11/15/2021		15,000	16,013
GenCorp, Inc., 7.125%, 3/15/2021		50,000	54,187
General Electric Co., 2.7%, 10/9/2022		635,000	615,446
Grupo KUO SAB de CV, 144A, 6.25%, 12/4/2022		200,000	204,000
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		35,000	36,750
Meritor, Inc.:
6.25%, 2/15/2024		5,000	5,013
6.75%, 6/15/2021		10,000	10,575
Navios Maritime Holdings, Inc., 144A, 7.375%, 1/15/2022		45,000	46,012
Navios South American Logistics, Inc., 9.25%, 4/15/2019		5,000	5,350
Odebrecht Offshore Drilling Finance Ltd., 144A, 6.75%, 10/1/2022		194,580	201,877
Oshkosh Corp., 144A, 5.375%, 3/1/2022		7,500	7,631
Spirit AeroSystems, Inc., 144A, 5.25%, 3/15/2022		15,000	15,075
Titan International, Inc., 144A, 6.875%, 10/1/2020		35,000	37,100
Total System Services, Inc., 3.75%, 6/1/2023		30,000	28,488
TransDigm, Inc.:
7.5%, 7/15/2021		20,000	22,150
7.75%, 12/15/2018		25,000	26,812
United Rentals North America, Inc.:
6.125%, 6/15/2023		5,000	5,300
7.625%, 4/15/2022		85,000	95,306
Watco Companies LLC, 144A, 6.375%, 4/1/2023		15,000	15,225

			1,776,998
Information Technology 1.6%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		5,000	5,269
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		50,000	53,500
Audatex North America, Inc., 144A, 6.0%, 6/15/2021		10,000	10,675
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		5,000	5,263
CDW LLC, 8.5%, 4/1/2019		160,000	175,200
CyrusOne LP, 6.375%, 11/15/2022		5,000	5,275
Entegris, Inc., 144A, 6.0%, 4/1/2022 (c)		10,000	10,225
Equinix, Inc.:
5.375%, 4/1/2023		45,000	45,900
7.0%, 7/15/2021		140,000	156,100
First Data Corp.:
144A, 6.75%, 11/1/2020		105,000	112,875
144A, 7.375%, 6/15/2019		190,000	204,250
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		15,000	15,919
Healthcare Technology Intermediate, Inc., 144A, 7.375%, 9/1/2018 (PIK)		5,000	5,100
Hewlett-Packard Co., 3.3%, 12/9/2016		715,000	751,998
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		15,000	16,462
7.625%, 6/15/2021		50,000	56,375
IAC/InterActiveCorp., 4.75%, 12/15/2022		15,000	14,681
NCR Corp.:
144A, 5.875%, 12/15/2021		5,000	5,263
144A, 6.375%, 12/15/2023		10,000	10,625

			1,660,955
Materials 3.8%
Anglo American Capital PLC, 144A, 4.125%, 9/27/2022		750,000	731,665
ArcelorMittal, 6.125%, 6/1/2018		500,000	548,125
AuRico Gold, Inc., 144A, 7.75%, 4/1/2020		10,000	9,925
CF Industries, Inc., 5.15%, 3/15/2034		330,000	339,307
CSN Resources SA, 144A, 6.5%, 7/21/2020		200,000	204,000
First Quantum Minerals Ltd.:
144A, 6.75%, 2/15/2020		36,000	36,450
144A, 7.0%, 2/15/2021		36,000	36,630
FMG Resources (August 2006) Pty Ltd., 144A, 6.0%, 4/1/2017 (b)		375,000	394,687
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022		790,000	754,465
Fresnillo PLC, 144A, 5.5%, 11/13/2023		200,000	201,000
Glencore Funding LLC, 144A, 4.125%, 5/30/2023		50,000	47,754
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		85,000	87,975
8.875%, 2/1/2018		20,000	20,800
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		5,000	4,450
Novelis, Inc., 8.75%, 12/15/2020		265,000	296,138
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		15,000	15,731
Polymer Group, Inc., 7.75%, 2/1/2019		65,000	69,550
Samarco Mineracao SA, 144A, 5.75%, 10/24/2023		200,000	201,250

			3,999,902
Telecommunication Services 2.9%
B Communications Ltd., 144A, 7.375%, 2/15/2021		15,000	15,750
CC Holdings GS V LLC, 3.849%, 4/15/2023		490,000	476,658
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		5,000	5,256
Series W, 6.75%, 12/1/2023		25,000	26,531
Cincinnati Bell, Inc., 8.375%, 10/15/2020		235,000	257,325
Digicel Group Ltd., 144A, 8.25%, 9/30/2020		42,000	44,835
Digicel Ltd., 144A, 8.25%, 9/1/2017		295,000	306,800
Frontier Communications Corp.:
7.125%, 1/15/2023		110,000	114,125
7.625%, 4/15/2024		5,000	5,225
8.5%, 4/15/2020		55,000	63,937
Intelsat Jackson Holdings SA:
144A, 5.5%, 8/1/2023		30,000	29,400
7.5%, 4/1/2021		270,000	296,325
Level 3 Communications, Inc., 8.875%, 6/1/2019		80,000	87,900
Level 3 Financing, Inc.:
144A, 6.125%, 1/15/2021		10,000	10,550
7.0%, 6/1/2020		160,000	173,400
MetroPCS Wireless, Inc., 6.625%, 11/15/2020		175,000	186,812
Oi SA, 144A, 5.75%, 2/10/2022 (b)		200,000	191,500
SBA Communications Corp., 5.625%, 10/1/2019		15,000	15,713
Sprint Communications, Inc.:
6.0%, 11/15/2022		25,000	25,469
8.375%, 8/15/2017		60,000	70,575
Sprint Corp., 144A, 7.125%, 6/15/2024		15,000	15,750
T-Mobile U.S.A., Inc.:
6.125%, 1/15/2022		5,000	5,238
6.5%, 1/15/2024		5,000	5,238
tw telecom holdings, Inc.:
5.375%, 10/1/2022		5,000	5,100
5.375%, 10/1/2022		15,000	15,300
6.375%, 9/1/2023		15,000	16,050
Verizon Communications, Inc., 6.55%, 9/15/2043		120,000	146,032
Windstream Corp.:
6.375%, 8/1/2023		15,000	14,625
7.5%, 4/1/2023		5,000	5,250
7.75%, 10/15/2020 (b)		325,000	348,562
7.75%, 10/1/2021		40,000	43,000

			3,024,231
Utilities 1.1%
AES Corp., 8.0%, 10/15/2017		3,000	3,551
Calpine Corp.:
144A, 7.5%, 2/15/2021		182,000	198,835
144A, 7.875%, 7/31/2020		9,000	9,900
DTE Energy Co., 7.625%, 5/15/2014		300,000	302,488
Electricite de France SA, 144A, 5.25%, 1/29/2049		400,000	400,600
Jersey Central Power & Light Co., 144A, 4.7%, 4/1/2024		160,000	165,755
Majapahit Holding BV, REG S, 7.75%, 10/17/2016		100,000	112,600

			1,193,729

Total Corporate Bonds (Cost $39,091,730)			40,056,043
Mortgage-Backed Securities Pass-Throughs 26.1%
Federal Home Loan Mortgage Corp.:
4.0%, 8/1/2039		750,741	780,565
5.5%, with various maturities from 10/1/2023 until 6/1/2035		2,041,445	2,254,934
6.5%, 3/1/2026		307,202	341,228
Federal National Mortgage Association:
2.272% *, 8/1/2037		199,581	211,958
2.5% *, 9/1/2038		50,313	52,936
3.0%, 9/1/2042 (c)		2,000,000	1,925,078
4.0%, 9/1/2040		624,671	650,512
4.5%, with various maturities from 10/1/2033 until 11/1/2039 (c)		3,023,259	3,216,561
5.0%, with various maturities from 2/1/2021 until 8/1/2040 (c)		3,493,578	3,806,696
5.5%, with various maturities from 12/1/2032 until 8/1/2037		1,985,125	2,193,320
6.0%, with various maturities from 4/1/2024 until 3/1/2025		579,857	639,054
6.5%, with various maturities from 3/1/2017 until 12/1/2037		653,769	727,382
8.0%, 9/1/2015		3,065	3,151
Government National Mortgage Association:
3.5%, 6/1/2042 (c)		5,000,000	5,102,735
4.5%, 8/1/2040 (c)		5,000,000	5,392,188

Total Mortgage-Backed Securities Pass-Throughs (Cost $26,934,898)			27,298,298
Asset-Backed 1.7%
Automobile Receivables
AmeriCredit Automobile Receivables Trust, "E", Series 2011-2, 144A, 5.48%, 9/10/2018 (Cost $1,773,532)		1,680,575	1,758,964
Commercial Mortgage-Backed Securities 5.8%
Banc of America Merrill Lynch Commercial Mortgage, Inc., "A2", Series 2007-2, 5.634% *, 4/10/2049		20,257	20,497
Commercial Mortgage Trust, "A4", Series 2007-GG9, 5.444%, 3/10/2039		1,750,000	1,917,193
Del Coronado Trust, "M", Series 2013-HDMZ, 144A, 5.155% *, 3/15/2018		125,000	125,350
JPMorgan Chase Commercial Mortgage Securities Corp.:
"C", Series 2012-HSBC, 144A, 4.021%, 7/5/2032		230,000	230,009
"G", Series 2007-LD11, 144A, 5.598% *, 6/15/2049		760,000	48,859
"A4", Series 2007-C1, 5.716%, 2/15/2051		960,000	1,060,548
"F", Series 2007-LD11, 5.989% *, 6/15/2049		650,000	52,975
"H", Series 2007-LD11, 144A, 5.989% *, 6/15/2049		254,038	15,301
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858%, 7/15/2040		1,305,046	1,398,733
Merrill Lynch Mortgage Trust, "ASB", Series 2007-C1, 6.032% *, 6/12/2050		1,019,880	1,074,476
Wachovia Bank Commercial Mortgage Trust, "H", Series 2007-C32, 144A, 5.741% *, 6/15/2049		770,000	102,225

Total Commercial Mortgage-Backed Securities (Cost $7,998,153)			6,046,166
Collateralized Mortgage Obligations 6.1%
Countrywide Home Loans, "A2", Series 2006-1, 6.0%, 3/25/2036		392,575	358,271
CS First Boston Mortgage Securities Corp., "10A3", Series 2005-10, 6.0%, 11/25/2035		127,517	87,300
Fannie Mae Connecticut Avenue Securities, "M2", Series 2014-C01, 4.556% *, 1/25/2024		360,000	378,800
Federal Home Loan Mortgage Corp.:
"PA", Series 4122, 1.5%, 2/15/2042		438,994	412,663
"ZG", Series 4213, 3.5%, 6/15/2043		1,507,428	1,440,712
"PE", Series 2898, 5.0%, 5/15/2033		39,291	39,797
"JS", Series 3572, Interest Only, 6.645% **, 9/15/2039		742,466	114,433
Federal National Mortgage Association:
"QD", Series 2005-29, 5.0%, 8/25/2033		111,556	114,001
"EG", Series 2005-22, 5.0%, 11/25/2033		237,269	244,876
"SI", Series 2007-23, Interest Only, 6.616% **, 3/25/2037		308,359	51,461
Government National Mortgage Association:
"PL", Series 2013-19, 2.5%, 2/20/2043		684,500	560,426
"HX", Series 2012-91, 3.0%, 9/20/2040		405,454	405,000
"PD", Series 2011-25, 4.5%, 10/16/2039		1,000,000	1,052,723
"EI", Series 2011-162, Interest Only, 4.5%, 5/20/2040		1,669,154	228,666
"DI", Series 2011-40, Interest Only, 4.5%, 12/20/2040		3,682,579	385,038
"IM", Series 2010-87, Interest Only, 4.75%, 3/20/2036		1,052,612	48,879
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		212,276	37,588
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		419,037	75,601
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		171,074	34,159
"AI", Series 2007-38, Interest Only, 6.305% **, 6/16/2037		109,160	15,602
"D", Series 1996-7, 7.5%, 5/16/2026		115,698	131,976
MASTR Alternative Loans Trust:
"5A1", Series 2005-1, 5.5%, 1/25/2020		130,583	132,885
"8A1", Series 2004-3, 7.0%, 4/25/2034		9,159	9,372

Total Collateralized Mortgage Obligations (Cost $6,567,178)			6,360,229
Government & Agency Obligations 25.9%
Other Government Related (d) 2.9%
Gazprom Neft OAO, 144A, 6.0%, 11/27/2023		250,000	245,000
Inter-American Development Bank, 4.375%, 1/24/2044		511,000	536,341
Queensland Treasury Corp., Series 33, 6.5%, 3/14/2033	AUD	1,478,000	1,577,119
Rosneft Oil Co., 144A, 4.199%, 3/6/2022 (b)		200,000	176,750
VTB Bank OJSC, 144A, 6.0%, 4/12/2017		500,000	515,000

			3,050,210
Sovereign Bonds 4.5%
Caisse d'Amortissement de la Dette Sociale, 144A, 3.375%, 3/20/2024		369,000	367,391
Federative Republic of Brazil, 4.25%, 1/7/2025		200,000	193,500
Province of Manitoba Canada, 4.05%, 9/5/2045	CAD	1,280,000	1,204,277
Republic of Belarus, REG S, 8.75%, 8/3/2015		500,000	506,250
Republic of Croatia, 144A, 6.0%, 1/26/2024		200,000	208,000
Republic of El Salvador, REG S, 8.25%, 4/10/2032		40,000	42,400
Republic of Singapore, 3.375%, 9/1/2033	SGD	1,791,000	1,468,900
Republic of South Africa, 5.875%, 9/16/2025		400,000	430,000
Republic of Turkey, 5.625%, 3/30/2021		250,000	260,750

			4,681,468
U.S. Treasury Obligations 18.5%
U.S. Treasury Bills:
0.045% ***, 6/12/2014 (e)		1,000	1,000
0.065% ***, 8/14/2014 (e)		589,000	588,867
U.S. Treasury Bonds:
3.75%, 8/15/2041		2,500,000	2,604,688
3.75%, 11/15/2043		57,000	59,013
5.375%, 2/15/2031		1,753,000	2,242,471
U.S. Treasury Notes:
1.0%, 8/31/2016 (f)		12,650,000	12,761,674
1.0%, 9/30/2016		1,000,000	1,008,125
1.75%, 5/15/2023		155,000	143,593

			19,409,431

Total Government & Agency Obligations (Cost $27,124,908)			27,141,109
Municipal Bonds and Notes 4.4%
Gwinnett County, GA, Development Authority Revenue, Gwinnett Stadium Project, 6.4%, 1/1/2028		655,000	719,838
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018		1,715,001	1,774,237
Michigan, Western Michigan University Revenue, 4.41%, 11/15/2014, INS: AMBAC		165,000	166,760
New Jersey, State Economic Development Authority Revenue, Series B, 6.5%, 11/1/2014, INS: AGC		585,000	605,680
Port Authority New York & New Jersey, One Hundred Fiftieth Series, 4.75%, 9/15/2016		930,000	1,017,290
Washington, Central Puget Sound Regional Transit Authority, Sales & Use Tax Revenue, Series A, 5.0%, 11/1/2036		285,000	305,737

Total Municipal Bonds and Notes (Cost $4,325,611)			4,589,542

		Shares	Value ($)
Preferred Stock 0.0%
Financials
Ally Financial, Inc., Series G, 144A, 7.0% (Cost $27,480)		28	27,795
Securities Lending Collateral 4.8%
Daily Assets Fund Institutional, 0.07% (g) (h) (Cost $5,051,093)		5,051,093	5,051,093
Cash Equivalents 6.1%
Central Cash Management Fund, 0.05% (g) (Cost $6,410,143)		6,410,143	6,410,143

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $125,304,726) †		119.2	124,739,382
Other Assets and Liabilities, Net		(19.2)	(20,144,646)

Net Assets		100.0	104,594,736

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2014.

**	These securities are shown at their current rate as of March 31, 2014.
***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $125,304,726.  At March 31, 2014, net unrealized depreciation for all securities based on tax cost was $565,344.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,288,643 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,853,987.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2014 amounted to $4,875,528, which is 4.7% of net assets.

(c)	When-issued or delayed delivery security included.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At March 31, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	At March 31, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open swaps.
(g)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AMBAC: Ambac Financial Group, Inc.
INS: Insured
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At March 31, 2014, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year U.S. Treasury Note	USD	6/19/2014	70	8,645,000	(75,190)
Ultra Long U.S. Treasury Bond	USD	6/19/2014	36	5,200,875	58,109
Total net unrealized depreciation					(17,081)

At March 31, 2014, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Canadian Government Bond	CAD	6/19/2014	25	2,938,263	(8,903)
5 Year U.S. Treasury Note	USD	6/30/2014	65	7,731,953	(10,390)
90 Day Eurodollar	USD	12/14/2015	15	3,706,688	4,638
Euro-OAT	EUR	6/6/2014	11	2,065,055	(18,206)
U.S. Long Bond	USD	6/19/2014	37	4,929,094	11,145
Total net unrealized depreciation					(21,716)

At March 31, 2014, open written options contracts were as follows:

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (i)

Call Options 0.0%
Receive Fixed - 4.064% - Pay Floating - LIBOR	5/13/2014 5/13/2044	2,000,0001	5/9/2014	14,750	(300)

Put Options
Pay Fixed - 3.033% - Receive Floating - LIBOR	10/24/2014 10/24/2044	2,000,0002	10/22/2014	25,400	(9,033)
Pay Fixed - 3.035% -Receive Floating - LIBOR	2/15/2015 2/3/2045	1,800,0003	1/30/2015	22,230	(14,859)
Pay Fixed - 3.088% -Receive Floating - LIBOR	1/28/2015 1/28/2045	2,000,0004	1/26/2015	20,175	(18,135)
Pay Fixed - 3.093% - Receive Floating - LIBOR	10/21/2014 10/21/2044	2,000,0003	10/17/2014	27,600	(11,101)
Pay Fixed - 3.005% - Receive Floating - LIBOR	3/6/2015 3/6/2045	1,800,0001	3/4/2015	18,900	(14,867)
Total Put Options				114,305	(67,995)

Total				129,055	(68,295)

(i)	Unrealized appreciation on written options on interest rate swap contracts at March 31, 2014 was $60,760.

At March 31, 2014, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

12/30/2014 12/30/2016	8,700,000	Fixed - 1.173%	Floating - LIBOR	(9,015)	(10,012)
12/30/2014 12/30/2024	4,600,000	Fixed - 3.524%	Floating - LIBOR	(146,447)	(145,983)
12/30/2014 12/30/2044	4,000,000	Floating - LIBOR	Fixed - 4.081%	295,928	300,931
12/30/2014 12/30/2034	4,800,000	Floating - LIBOR	Fixed - 4.01%	275,472	309,346
12/30/2014 12/30/2019	2,000,000	Floating - LIBOR	Fixed - 2.522%	18,694	20,484
5/13/2014 5/13/2044	2,000,000	Fixed - 4.064%	Floating - LIBOR	(188,005)	(164,789)
Total net unrealized appreciation				309,977

At March 31, 2014, open credit default swap contracts sold were as follows:

Bilateral Swaps
Effective/ Expiration Dates	Notional Amount ($) (j)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (k)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

6/20/2013 9/20/2018	15,0005	5.0%	DISH DBS Corp., 6.75%, 6/1/2021, BB-	2,394	1,199	1,195
9/20/2012 12/20/2017	50,0006	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	7,313	2,767	4,546
Total unrealized appreciation					5,741

(j)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(k)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties
1	Nomura International PLC
2	Citigroup, Inc.
3	BNP Paribas
4	Barclays Bank PLC
5	Credit Suisse
6	UBS AG
LIBOR: London Interbank Offered Rate

As of March 31, 2014, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	2,106,750	NZD	2,500,000	4/3/2014	62,339	Australia & New Zealand Banking Group Ltd.
USD	3,250,872	AUD	3,600,000	4/3/2014	87,080	Australia & New Zealand Banking Group Ltd.
USD	512,047	RUB	18,700,000	4/4/2014	20,669	BNP Paribas
SEK	10,523,152	NOK	9,800,000	4/7/2014	10,522	Nomura International PLC
USD	517,488	ZAR	5,600,000	4/7/2014	13,855	Commonwealth Bank of Australia
SEK	14,000,000	USD	2,183,946	4/10/2014	21,222	Barclays Bank PLC
JPY	220,000,000	USD	2,169,281	4/10/2014	37,691	Nomura International PLC
USD	2,127,773	JPY	220,000,000	4/11/2014	3,829	Barclays Bank PLC
JPY	220,000,000	USD	2,162,215	4/11/2014	30,614	UBS AG
USD	2,069,555	CAD	2,300,000	4/14/2014	10,275	Australia & New Zealand Banking Group Ltd.
JPY	166,862,750	NZD	1,900,000	4/14/2014	30,239	Nomura International PLC
SEK	20,061,006	GBP	1,900,000	4/22/2014	68,609	Barclays Bank PLC
USD	1,608,919	CAD	1,800,000	4/22/2014	18,473	BNP Paribas
USD	1,603,629	CAD	1,800,000	4/22/2014	23,762	JPMorgan Chase Securities, Inc.
USD	3,197,828	AUD	3,500,000	4/22/2014	43,169	Australia & New Zealand Banking Group Ltd.
USD	1,498,729	NOK	9,000,000	4/22/2014	3,051	Citigroup. Inc.
USD	2,003,170	SEK	13,000,000	4/22/2014	4,695	Citigroup. Inc.
JPY	220,000,000	USD	2,164,538	4/22/2014	32,809	JPMorgan Chase Securities, Inc.
SEK	13,000,000	USD	2,019,438	4/22/2014	11,573	Barclays Bank PLC
CAD	3,600,000	USD	3,264,495	4/22/2014	9,712	Australia & New Zealand Banking Group Ltd.
USD	1,194,100	CAD	1,322,000	4/23/2014	1,101	Citigroup. Inc.
CAD	1,859,475	USD	1,691,000	4/23/2014	9,877	UBS AG
USD	1,014,243	NOK	6,220,000	4/23/2014	23,613	Barclays Bank PLC
USD	793,074	SGD	1,002,000	4/23/2014	3,501	JPMorgan Chase Securities, Inc.
Total unrealized appreciation					582,280

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

NZD	2,500,000	USD	2,083,250	4/3/2014	(85,838)	Nomura International PLC
AUD	1,800,000	USD	1,611,342	4/3/2014	(57,634)	Barclays Bank PLC
AUD	1,700,000	USD	1,539,909	4/3/2014	(36,346)	Citigroup. Inc.
RUB	18,700,000	USD	508,078	4/4/2014	(24,638)	JPMorgan Chase Securities, Inc.
USD	1,663,620	EUR	1,200,000	4/7/2014	(10,466)	Barclays Bank PLC
NOK	9,800,000	SEK	10,500,396	4/7/2014	(14,038)	Citigroup. Inc.
EUR	1,200,000	USD	1,652,501	4/7/2014	(653)	Nomura International PLC
ZAR	16,800,000	USD	1,568,721	4/7/2014	(25,310)	Commonwealth Bank of Australia
USD	2,208,132	SEK	14,000,000	4/10/2014	(45,408)	Barclays Bank PLC
USD	2,162,205	JPY	220,000,000	4/10/2014	(30,615)	UBS AG
NZD	1,900,000	JPY	165,049,200	4/14/2014	(47,811)	Australia & New Zealand Banking Group Ltd.
CAD	2,300,000	USD	2,065,040	4/14/2014	(14,791)	Barclays Bank PLC
USD	2,150,668	JPY	220,000,000	4/22/2014	(18,938)	JPMorgan Chase Securities, Inc.
USD	3,111,713	JPY	320,000,000	4/22/2014	(11,015)	BNP Paribas
AUD	2,300,000	USD	2,095,162	4/22/2014	(34,636)	Australia & New Zealand Banking Group Ltd.
AUD	1,200,000	USD	1,088,252	4/22/2014	(22,946)	Nomura International PLC
NOK	6,220,000	USD	1,002,877	4/23/2014	(34,980)	Commonwealth Bank of Australia
AUD	1,703,690	USD	1,499,386	4/23/2014	(78,121)	Nomura International PLC
SGD	1,517,990	USD	1,188,178	4/23/2014	(18,602)	Citigroup. Inc.
SGD	986,000	USD	777,323	4/23/2014	(6,533)	BNP Paribas
SGD	1,312,000	USD	1,038,376	4/23/2014	(4,644)	Barclays Bank PLC
USD	90,410	CAD	100,000	4/23/2014	(1)	Nomura International PLC
CAD	520,000	USD	468,529	4/23/2014	(1,596)	Citigroup. Inc.
Total unrealized depreciation					(625,560)

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments(l)
Corporate Bonds	$—	$40,056,043	$—	$40,056,043
Mortgage-Backed Securities Pass-Throughs	—	27,298,298	—	27,298,298
Asset-Backed	—	1,758,964	—	1,758,964
Commercial Mortgage-Backed Securities	—	6,046,166	—	6,046,166
Collateralized Mortgage Obligations	—	6,360,229	—	6,360,229
Government & Agency Obligations	—	27,141,109	—	27,141,109
Municipal Bonds and Notes	—	4,589,542	—	4,589,542
Preferred Stock	—	27,795	—	27,795
Short-Term Investments(l)	11,461,236	—	—	11,461,236
Derivatives(m)
Futures Contracts	73,892	—	—	73,892
Credit Default Swap Contracts	—	5,741	—	5,741
Interest Rate Swap Contracts	—	630,761	—	630,761
Forward Foreign Currency Exchange Contracts	—	582,280	—	582,280
Total	$11,535,128	$114,496,928	$—	$126,032,056
Liabilities
Derivatives(m)
Written Options	$—	$(68,295)	$—	$(68,295)
Futures Contracts	(112,689)	—	—	(112,689)
Interest Rate Swap Contracts	—	(320,784)	—	(320,784)
Forward Foreign Currency Exchange Contracts	—	(625,560)	—	(625,560)
Total	$(112,689)	$(1,014,639)	$—	$(1,127,328)

There have been no transfers between fair value measurement levels during the period ended March 31, 2014.

(l)	See Investment Portfolio for additional detailed categorizations.
(m)
Derivatives include unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts,  forward foreign currency exchange contracts and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$—	$5,741	$—	$—
Foreign Exchange Contracts	$—	$—	$(43,280)	$—
Interest Rate Contracts	$(38,797)	$309,977	$—	$60,760

Investment Portfolio	as of March 31, 2014 (Unaudited)

DWS Capital Growth VIP
	Shares	Value ($)
Common Stocks 99.7%
Consumer Discretionary 19.6%
Auto Components 0.9%
BorgWarner, Inc. (a)	125,293	7,701,761
Hotels, Restaurants & Leisure 3.7%
Brinker International, Inc. (a)	134,801	7,070,313
Las Vegas Sands Corp. (a)	136,680	11,041,011
Norwegian Cruise Line Holdings Ltd.*	73,627	2,375,943
Starwood Hotels & Resorts Worldwide, Inc.	129,899	10,339,960

		30,827,227
Internet & Catalog Retail 2.4%
Amazon.com, Inc.*	48,354	16,272,088
Expedia, Inc. (a)	56,562	4,100,745

		20,372,833
Media 3.1%
Comcast Corp. "A" (a)	323,724	16,192,675
Twenty-First Century Fox, Inc. "A"	303,722	9,709,992

		25,902,667
Multiline Retail 1.0%
Dollar General Corp.*	151,482	8,404,221
Specialty Retail 5.0%
Dick's Sporting Goods, Inc. (a)	179,215	9,786,931
GNC Holdings, Inc. "A" (a)	91,739	4,038,351
Home Depot, Inc.	215,494	17,052,040
L Brands, Inc. (a)	198,155	11,249,260

		42,126,582
Textiles, Apparel & Luxury Goods 3.5%
NIKE, Inc. "B"	269,576	19,910,883
VF Corp. (a)	156,366	9,675,928

		29,586,811
Consumer Staples 10.6%
Beverages 2.2%
PepsiCo, Inc.	220,283	18,393,631
Food & Staples Retailing 3.4%
Costco Wholesale Corp.	123,672	13,811,689
Whole Foods Market, Inc. (a)	284,231	14,413,354

		28,225,043
Food Products 4.3%
Hillshire Brands Co.	361,913	13,484,878
Mead Johnson Nutrition Co.	118,698	9,868,552
Mondelez International, Inc. "A"	380,237	13,137,188

		36,490,618
Personal Products 0.7%
Estee Lauder Companies, Inc. "A"	94,181	6,298,825
Energy 4.9%
Energy Equipment & Services 2.0%
Halliburton Co.	287,914	16,955,256
Oil, Gas & Consumable Fuels 2.9%
Antero Resources Corp.* (a)	124,076	7,767,158
EOG Resources, Inc. (a)	36,324	7,125,679
Pioneer Natural Resources Co. (a)	47,444	8,878,670
RSP Permian, Inc.* (a)	18,288	528,340

		24,299,847
Financials 6.0%
Capital Markets 2.9%
Affiliated Managers Group, Inc.*	54,648	10,932,333
Ameriprise Financial, Inc.	62,291	6,856,370
The Charles Schwab Corp. (a)	227,070	6,205,823

		23,994,526
Consumer Finance 1.3%
Discover Financial Services	193,264	11,246,032
Diversified Financial Services 0.9%
IntercontinentalExchange Group, Inc.	39,082	7,731,592
Real Estate Investment Trusts 0.9%
Crown Castle International Corp. (REIT)	98,769	7,287,177
Health Care 14.7%
Biotechnology 6.7%
Celgene Corp.*	115,411	16,111,376
Cepheid, Inc.* (a)	128,345	6,620,035
Gilead Sciences, Inc.*	282,683	20,030,917
Medivation, Inc.* (a)	116,557	7,502,774
NPS Pharmaceuticals, Inc.* (a)	199,548	5,972,472

		56,237,574
Health Care Equipment & Supplies 1.5%
CareFusion Corp.*	174,795	7,030,255
St. Jude Medical, Inc.	89,119	5,827,491

		12,857,746
Health Care Providers & Services 4.6%
Express Scripts Holding Co.* (a)	286,639	21,523,723
McKesson Corp.	82,906	14,638,712
Premier, Inc. "A"* (a)	64,363	2,120,761

		38,283,196
Life Sciences Tools & Services 1.4%
Thermo Fisher Scientific, Inc.	98,394	11,830,895
Pharmaceuticals 0.5%
Allergan, Inc.	34,444	4,274,500
Industrials 12.0%
Aerospace & Defense 2.5%
Boeing Co.	105,277	13,211,211
TransDigm Group, Inc.	41,941	7,767,473

		20,978,684
Commercial Services & Supplies 0.7%
Stericycle, Inc.* (a)	53,248	6,050,038
Electrical Equipment 3.2%
AMETEK, Inc. (a)	256,401	13,202,087
Regal-Beloit Corp. (a)	47,450	3,450,090
Roper Industries, Inc.	76,546	10,219,656

		26,871,833
Industrial Conglomerates 0.6%
General Electric Co.	194,627	5,038,893
Machinery 3.7%
Dover Corp. (a)	106,943	8,742,590
Parker Hannifin Corp.	129,767	15,534,408
SPX Corp.	67,913	6,676,527

		30,953,525
Road & Rail 1.3%
Norfolk Southern Corp. (a)	117,939	11,460,133
Information Technology 26.9%
Communications Equipment 0.6%
Ciena Corp.*	88,784	2,018,948
Palo Alto Networks, Inc.*	45,233	3,102,984

		5,121,932
Computers & Peripherals 3.8%
Apple, Inc.	58,356	31,322,000
Internet Software & Services 6.9%
eBay, Inc.*	91,576	5,058,658
Facebook, Inc. "A"*	173,344	10,442,243
Google, Inc. "A"*	32,252	35,945,176
LinkedIn Corp. "A"*	36,584	6,765,845

		58,211,922
IT Services 4.0%
Accenture PLC "A" (a)	105,152	8,382,717
Cognizant Technology Solutions Corp. "A"*	99,724	5,047,032
Visa, Inc. "A" (a)	94,034	20,298,179

		33,727,928
Semiconductors & Semiconductor Equipment 1.6%
Avago Technologies Ltd.	82,347	5,303,970
NXP Semiconductor NV*	60,523	3,559,358
Xilinx, Inc.	82,719	4,489,160

		13,352,488
Software 10.0%
Citrix Systems, Inc.*	116,456	6,688,068
FireEye, Inc.* (a)	28,354	1,745,756
Fortinet, Inc.*	204,958	4,515,225
Guidewire Software, Inc.* (a)	54,516	2,674,010
Intuit, Inc.	82,578	6,418,788
Microsoft Corp.	686,500	28,139,635
Oracle Corp. (a)	210,987	8,631,478
Salesforce.com, Inc.* (a)	70,525	4,026,272
Solera Holdings, Inc. (a)	75,222	4,764,561
Splunk, Inc.* (a)	83,252	5,951,685
VMware, Inc. "A"* (a)	98,226	10,610,373

		84,165,851
Materials 4.7%
Chemicals 4.1%
Ecolab, Inc.	123,939	13,384,173
LyondellBasell Industries NV "A"	130,080	11,569,315
Monsanto Co.	85,235	9,697,186

		34,650,674
Containers & Packaging 0.6%
Ball Corp. (a)	81,944	4,491,350
Utilities 0.3%
Water Utilities
American Water Works Co., Inc.	56,398	2,560,469

Total Common Stocks (Cost $529,169,817)		838,286,280

	Principal Amount ($)	Value ($)
Convertible Bond 0.1%
Health Care
Cepheid, Inc., 144A, 1.25%, 2/1/2021 (Cost $699,000)	699,000	753,172

	Shares	Value ($)
Securities Lending Collateral 20.0%
Daily Assets Fund Institutional, 0.07% (b) (c) (Cost $168,334,118)	168,334,118	168,334,118

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $698,202,935) †	119.8	1,007,373,570
Other Assets and Liabilities, Net	(19.8)	(166,667,305)

Net Assets	100.0	840,706,265

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $699,087,028.  At March 31, 2014, net unrealized appreciation for all securities based on tax cost was $308,286,542.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $312,692,531 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,405,989.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2014 amounted to $165,454,365, which is 19.7% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(d)	$838,286,280	$—	$—	$838,286,280
Convertible Bond	—	753,172	—	753,172
Short‐Term Investments	168,334,118	—	—	168,334,118
Total	$1,006,620,398	$753,172	$—	$1,007,373,570

There have been no transfers between fair value measurement levels during the period ended March 31, 2014.
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of March 31, 2014 (Unaudited)

DWS Core Equity VIP
	Shares	Value ($)
Common Stocks 99.7%
Consumer Discretionary 13.7%
Auto Components 1.2%
BorgWarner, Inc. (a)	43,906	2,698,902
Hotels, Restaurants & Leisure 1.7%
Las Vegas Sands Corp.	18,780	1,517,048
Starwood Hotels & Resorts Worldwide, Inc.	27,653	2,201,179

		3,718,227
Internet & Catalog Retail 1.7%
Amazon.com, Inc.*	7,597	2,556,542
Expedia, Inc. (a)	14,900	1,080,250

		3,636,792
Media 1.7%
Comcast Corp. "A" (a)	35,779	1,789,666
Twenty-First Century Fox, Inc. "A"	56,552	1,807,967

		3,597,633
Multiline Retail 0.8%
Macy's, Inc.	29,259	1,734,766
Specialty Retail 3.8%
Dick's Sporting Goods, Inc.	40,576	2,215,855
Home Depot, Inc.	42,606	3,371,413
L Brands, Inc.	48,835	2,772,363

		8,359,631
Textiles, Apparel & Luxury Goods 2.8%
NIKE, Inc. "B"	55,919	4,130,178
VF Corp. (a)	30,156	1,866,053

		5,996,231
Consumer Staples 8.7%
Beverages 1.6%
PepsiCo, Inc.	41,981	3,505,414
Food & Staples Retailing 2.3%
Costco Wholesale Corp.	21,901	2,445,904
Whole Foods Market, Inc.	51,789	2,626,220

		5,072,124
Food Products 3.1%
Hillshire Brands Co.	79,377	2,957,587
Kraft Foods Group, Inc.	27,878	1,563,956
Mead Johnson Nutrition Co.	25,950	2,157,483

		6,679,026
Household Products 1.0%
Procter & Gamble Co.	26,554	2,140,252
Personal Products 0.7%
Estee Lauder Companies, Inc. "A"	24,273	1,623,378
Energy 10.0%
Energy Equipment & Services 2.6%
Halliburton Co.	68,304	4,022,423
Schlumberger Ltd.	17,153	1,672,417

		5,694,840
Oil, Gas & Consumable Fuels 7.4%
Anadarko Petroleum Corp.	24,233	2,053,989
Antero Resources Corp.*	39,678	2,483,843
Chevron Corp.	44,371	5,276,155
EOG Resources, Inc.	16,925	3,320,177
Pioneer Natural Resources Co. (a)	9,156	1,713,454
RSP Permian, Inc.*	4,766	137,690
Valero Energy Corp.	19,578	1,039,592

		16,024,900
Financials 15.8%
Capital Markets 4.7%
Affiliated Managers Group, Inc.*	20,169	4,034,809
Ameriprise Financial, Inc.	35,351	3,891,085
The Charles Schwab Corp.	85,965	2,349,423

		10,275,317
Consumer Finance 2.1%
Discover Financial Services	78,363	4,559,943
Diversified Financial Services 5.8%
Citigroup, Inc.	135,838	6,465,889
IntercontinentalExchange Group, Inc.	7,570	1,497,573
JPMorgan Chase & Co.	78,695	4,777,573

12,741,035
Insurance 2.0%
Prudential Financial, Inc.	50,821	4,301,998
Real Estate Investment Trusts 1.2%
Extra Space Storage, Inc. (REIT)	53,502	2,595,382
Health Care 14.7%
Biotechnology 4.9%
Celgene Corp.*	25,894	3,614,802
Gilead Sciences, Inc.* (a)	50,213	3,558,093
Medivation, Inc.* (a)	28,576	1,839,437
NPS Pharmaceuticals, Inc.* (a)	52,065	1,558,306

		10,570,638
Health Care Providers & Services 3.9%
Express Scripts Holding Co.*	69,067	5,186,241
McKesson Corp.	17,799	3,142,770
Premier, Inc. "A"*	7,158	235,856

		8,564,867
Life Sciences Tools & Services 1.8%
Thermo Fisher Scientific, Inc.	32,246	3,877,259
Pharmaceuticals 4.1%
Allergan, Inc.	20,313	2,520,843
Merck & Co., Inc.	62,314	3,537,566
Pfizer, Inc.	88,320	2,836,838

		8,895,247
Industrials 11.5%
Aerospace & Defense 2.4%
Boeing Co.	25,855	3,244,544
TransDigm Group, Inc.	11,101	2,055,905

		5,300,449
Electrical Equipment 3.5%
AMETEK, Inc.	66,331	3,415,383
Regal-Beloit Corp.	16,788	1,220,656
Roper Industries, Inc.	22,038	2,942,293

		7,578,332
Industrial Conglomerates 1.8%
General Electric Co.	153,806	3,982,037
Machinery 2.3%
Parker Hannifin Corp.	21,883	2,619,614
SPX Corp.	24,037	2,363,078

		4,982,692
Road & Rail 1.5%
Norfolk Southern Corp. (a)	32,648	3,172,406
Information Technology 18.8%
Communications Equipment 1.8%
Alcatel-Lucent (ADR)	311,343	1,214,238
Ciena Corp.*	22,934	521,519
CommScope Holding Co., Inc.* (a)	56,379	1,391,434
Palo Alto Networks, Inc.* (a)	11,644	798,778

		3,925,969
Computers & Peripherals 2.7%
Apple, Inc.	10,997	5,902,530
Internet Software & Services 5.1%
Facebook, Inc. "A"*	46,364	2,792,968
Google, Inc. "A"*	6,112	6,811,885
LinkedIn Corp. "A"*	7,163	1,324,725

		10,929,578
IT Services 2.6%
Accenture PLC "A"	10,084	803,897
Cognizant Technology Solutions Corp. "A"*	25,718	1,301,588
Visa, Inc. "A" (a)	16,470	3,555,214

		5,660,699
Semiconductors & Semiconductor Equipment 0.9%
Avago Technologies Ltd.	16,154	1,040,479
Xilinx, Inc.	17,067	926,226

		1,966,705
Software 5.7%
Citrix Systems, Inc.*	25,897	1,487,265
FireEye, Inc.* (a)	7,325	451,000
Intuit, Inc.	18,799	1,461,246
Microsoft Corp.	77,372	3,171,478
Salesforce.com, Inc.* (a)	18,380	1,049,314
Solera Holdings, Inc.	23,381	1,480,953
Splunk, Inc.*	14,493	1,036,105
VMware, Inc. "A"* (a)	21,413	2,313,032

		12,450,393
Materials 3.6%
Chemicals 3.2%
Ecolab, Inc.	27,219	2,939,380
LyondellBasell Industries NV "A"	26,712	2,375,765
Monsanto Co.	13,720	1,560,924

		6,876,069
Metals & Mining 0.4%
Freeport-McMoRan Copper & Gold, Inc.	27,453	907,871
Telecommunication Services 0.9%
Wireless Telecommunication Services 0.9%
Crown Castle International Corp. (REIT)	25,927	1,912,894
Utilities 2.0%
Electric Utilities 1.0%
NextEra Energy, Inc.	23,354	2,233,109
Water Utilities 1.0%
American Water Works Co., Inc.	47,214	2,143,516

Total Common Stocks (Cost $188,457,554)		216,789,051

	Principal Amount ($)	Value ($)

Convertible Bond 0.1%
Health Care
Cepheid, Inc., 144A, 1.25%, 2/1/2021 (Cost $184,000)	184,000	198,260

	Shares	Value ($)

Securities Lending Collateral 11.4%
Daily Assets Fund Institutional, 0.07% (b) (c) (Cost $24,752,373)	24,752,373	24,752,373
Cash Equivalents 0.3%
Central Cash Management Fund, 0.05% (b) (Cost $702,089)	702,089	702,089

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $214,096,016) †	111.5	242,441,773
Other Assets and Liabilities, Net	(11.5)	(25,037,104)

Net Assets	100.0	217,404,669

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $214,275,803.  At March 31, 2014, net unrealized appreciation for all securities based on tax cost was $28,165,970.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $29,992,277 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,826,307.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2014 amounted to $24,731,579, which is 11.4% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$216,789,051	$—	$—	$216,789,051
Convertible Bond	—	198,260	—	198,260
Short-Term Investments(d)	25,454,462	—	—	25,454,462
Total	$242,243,513	$198,260	$—	$242,441,773

There have been no transfers between fair value measurement levels during the period ended March 31, 2014.
(d)                        See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of March 31, 2014 (Unaudited)

DWS Global Small Cap Growth VIP
(Effective May 1, 2014, the Fund was renamed DWS Global Small Cap VIP)
	Shares	Value ($)
Common Stocks 98.5%
Australia 0.3%
Austal Ltd.* (Cost $732,423)	560,351	508,367
Bermuda 0.9%
Lazard Ltd. "A" (a) (Cost $732,580)	29,749	1,400,880
Canada 2.3%
Quebecor, Inc. "B" (b)	70,552	1,723,115
SunOpta, Inc.*	164,043	1,937,348

(Cost $2,688,849)		3,660,463
China 1.5%
Charm Communications, Inc. (ADR)	103,646	445,678
Minth Group Ltd.	906,059	1,848,632

(Cost $1,391,308)		2,294,310
Cyprus 0.9%
Prosafe SE (Cost $1,378,488)	171,614	1,374,996
Denmark 1.1%
GN Store Nord AS (Cost $960,261)	68,430	1,701,302
Finland 0.7%
Cramo Oyj (b) (Cost $1,168,046)	53,392	1,124,030
France 2.0%
Flamel Technologies SA (ADR)*	125,916	1,687,275
JC Decaux SA (b)	34,844	1,525,897

(Cost $2,035,306)		3,213,172
Germany 4.7%
Fresenius Medical Care AG & Co. KGaA	9,722	678,273
M.A.X. Automation AG	174,642	1,185,327
Patrizia Immobilien AG	36,893	424,833
Rational AG	3,784	1,347,557
United Internet AG (Registered)	63,242	2,969,355
Vib Vermoegen AG	48,007	844,197

(Cost $2,670,294)		7,449,542
Hong Kong 5.0%
Hong Kong Television Network Ltd.*	1,308,615	391,061
K Wah International Holdings Ltd.	3,070,286	2,067,735
Playmates Toys Ltd.*	2,231,464	1,047,799
REXLot Holdings Ltd. (b)	18,611,840	2,171,600
Sun Hung Kai & Co., Ltd.	1,306,698	841,474
Techtronic Industries Co., Ltd.	518,668	1,451,053

(Cost $4,943,582)		7,970,722
Indonesia 0.8%
PT Arwana Citramulia Tbk (Cost $1,046,853)	15,029,441	1,254,615
Ireland 3.2%
C&C Group PLC	157,961	1,028,877
Paddy Power PLC	22,207	1,759,407
Ryanair Holdings PLC*	209,216	2,196,823

(Cost $1,013,509)		4,985,107
Italy 0.9%
Prysmian SpA (Cost $1,118,467)	57,427	1,433,025
Japan 6.4%
Ai Holdings Corp.	73,446	1,292,419
Avex Group Holdings, Inc.	74,842	1,313,197
Iida Group Holdings Co., Ltd.	51,518	716,075
Kusuri No Aoki Co., Ltd.	25,308	1,636,738
Medical System Network Co., Ltd.	110,630	499,166
MISUMI Group, Inc.	28,801	796,497
Nippon Seiki Co., Ltd.	106,239	1,812,457
United Arrows Ltd.	29,206	1,078,976
Universal Entertainment Corp. (b)	50,794	925,647

(Cost $7,924,288)		10,071,172
Luxembourg 0.3%
L'Occitane International SA (b) (Cost $356,205)	181,565	448,424
Malaysia 1.3%
Hartalega Holdings Bhd.	568,191	1,191,745
Tune Ins Holdings Bhd.*	1,407,529	849,071

(Cost $1,417,606)		2,040,816
Netherlands 5.1%
Brunel International NV	25,433	1,784,734
Chicago Bridge & Iron Co. NV (c)	18,982	1,654,281
Constellium NV "A"* (c)	61,926	1,817,528
Koninklijke Vopak NV	21,506	1,201,701
SBM Offshore NV*	91,819	1,671,068

(Cost $3,971,365)		8,129,312
Panama 0.6%
Banco Latinoamericano de Comercio Exterior SA "E" (Cost $903,207)	37,637	993,993
Philippines 1.3%
Alliance Global Group, Inc.	2,480,580	1,576,571
Century Properties Group, Inc.	10,676,672	338,752
House of Investments, Inc.	609,951	86,765

(Cost $1,406,103)		2,002,088
Singapore 1.3%
Lian Beng Group Ltd.	2,777,384	1,350,676
UE E&C Ltd.	722,879	727,633

(Cost $1,427,537)		2,078,309
Switzerland 1.1%
Dufry AG (Registered)* (Cost $1,195,931)	10,244	1,763,179
Taiwan 0.5%
Kinpo Electronics, Inc. (Cost $821,502)	2,042,529	793,910
Thailand 0.4%
Malee Sampran PCL (Foreign Registered) (Cost $1,182,686)	700,133	701,428
United Kingdom 11.8%
Arrow Global Group PLC*	229,701	865,120
Babcock International Group PLC	131,569	2,957,671
Clinigen Healthcare Ltd.	106,009	956,390
Crest Nicholson Holdings PLC	246,552	1,616,187
Domino's Pizza Group PLC	97,808	900,015
Essentra PLC	92,924	1,351,294
Hargreaves Lansdown PLC	70,431	1,713,105
HellermannTyton Group PLC	245,672	1,340,079
IG Group Holdings PLC	113,305	1,186,182
Jardine Lloyd Thompson Group PLC	55,361	983,072
John Wood Group PLC	82,428	1,054,923
Monitise PLC*	791,020	939,891
Nanoco Group PLC*	293,538	530,782
Rotork PLC	29,198	1,292,186
Spirax-Sarco Engineering PLC	22,192	1,072,006

(Cost $10,882,391)		18,758,903
United States 44.1%
Advance Auto Parts, Inc.	10,972	1,387,958
Affiliated Managers Group, Inc.*	7,693	1,538,985
Altra Industrial Motion Corp.	30,564	1,091,135
Ascena Retail Group, Inc.*	31,888	551,025
BE Aerospace, Inc.*	24,574	2,132,777
BorgWarner, Inc. (b)	22,430	1,378,772
Cancer Genetics, Inc.* (b)	52,077	785,842
Cardtronics, Inc.*	27,600	1,072,260
Catamaran Corp.*	22,201	993,717
Chart Industries, Inc.*	14,431	1,147,986
Cognex Corp.*	29,515	999,378
CONMED Corp.	21,903	951,685
DFC Global Corp.*	84,684	747,760
Dresser-Rand Group, Inc.*	22,554	1,317,379
Encore Capital Group, Inc.* (b)	34,255	1,565,454
Financial Engines, Inc. (b)	14,433	732,908
Fox Factory Holding Corp.*	64,710	1,223,019
Furiex Pharmaceuticals, Inc.*	16,578	1,442,286
Hain Celestial Group, Inc.* (b)	9,860	901,894
Harris Corp.	17,718	1,296,249
Haynes International, Inc.	10,970	592,380
HeartWare International, Inc.*	12,534	1,175,439
Imperva, Inc.*	25,202	1,403,751
Jack in the Box, Inc.*	18,263	1,076,421
Jarden Corp.*	20,313	1,215,327
Kindred Healthcare, Inc.	56,650	1,326,743
Leucadia National Corp.	50,272	1,407,616
Manitowoc Co., Inc. (b)	56,487	1,776,516
MICROS Systems, Inc.*	14,875	787,334
Molina Healthcare, Inc.*	26,843	1,008,223
NxStage Medical, Inc.*	56,728	722,715
Oasis Petroleum, Inc.*	21,010	876,747
Ocwen Financial Corp.*	39,546	1,549,412
Oil States International, Inc.*	9,436	930,390
Orexigen Therapeutics, Inc.* (b)	106,484	692,146
Pacira Pharmaceuticals, Inc.*	18,177	1,272,208
PAREXEL International Corp.*	23,069	1,247,802
PTC, Inc.*	27,837	986,265
Retrophin, Inc.*	43,535	925,989
RingCentral, Inc. "A"* (b)	33,824	612,214
Roadrunner Transportation Systems, Inc.*	37,336	942,361
Rosetta Resources, Inc.*	12,034	560,544
Sears Hometown & Outlet Stores, Inc.*	34,738	821,554
Sinclair Broadcast Group, Inc. "A" (b)	39,474	1,069,351
Springleaf Holdings, Inc.* (b)	30,455	765,943
Sunesis Pharmaceuticals, Inc.* (b)	26,913	177,895
Sunshine Heart, Inc.*	96,054	560,955
Synta Pharmaceuticals Corp.*	113,978	491,245
Tenneco, Inc.*	27,650	1,605,636
The Bancorp., Inc.*	60,000	1,128,600
Thoratec Corp.*	36,490	1,306,707
TIBCO Software, Inc.*	36,703	745,805
TiVo, Inc.*	81,184	1,074,064
TriNet Group, Inc.*	8,737	186,185
Tristate Capital Holdings, Inc.*	60,811	864,124
United Rentals, Inc.*	19,699	1,870,223
Urban Outfitters, Inc.*	36,848	1,343,847
VeriFone Systems, Inc.*	44,145	1,492,984
WABCO Holdings, Inc.*	17,079	1,802,859
Waddell & Reed Financial, Inc. "A"	30,236	2,225,974
WageWorks, Inc.*	25,927	1,454,764
Zeltiq Aesthetics, Inc.*	66,813	1,310,203
Zions Bancorp.	40,695	1,260,731

(Cost $46,614,630)		69,906,661

Total Common Stocks (Cost $99,983,417)		156,058,726
Warrants 0.1%
Malaysia 0.0%
Hartalega Holdings Bhd., Expiration Date 5/29/2015* (Cost $0)	68,733	54,094
United States 0.1%
Sunesis Pharmaceuticals, Inc., Expiration Date 3/31/2016*	26,913	72,665
Sunesis Pharmaceuticals, Inc., Expiration Date 3/31/2016*	26,913	57,863

(Cost $73,472)		130,528

Total Warrants (Cost $73,472)		184,622
Securities Lending Collateral 9.5%
Daily Assets Fund Institutional, 0.07% (d) (e) (Cost $15,039,200)	15,039,200	15,039,200
Cash Equivalents 1.0%
Central Cash Management Fund, 0.05% (d) (Cost $1,625,361)	1,625,361	1,625,361

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $116,721,450) †	109.1	172,907,909
Other Assets and Liabilities, Net	(9.1)	(14,403,100)

Net Assets	100.0	158,504,809

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $118,098,414.  At March 31, 2014, net unrealized appreciation for all securities based on tax cost was $54,809,495.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $61,247,820 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,438,325.

(a)	Listed on the NASDAQ Stock Market, Inc.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2014 amounted to $14,234,389, which is 9.0% of net assets.

(c)	Listed on the New York Stock Exchange.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

At March 31, 2014 the DWS Global Small Cap Growth VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Warrants
Industrials	36,093,649	23.1%
Consumer Discretionary	35,405,219	22.7%
Financials	26,295,921	16.8%
Health Care	22,791,407	14.6%
Information Technology	15,590,537	10.0%
Energy	8,987,748	5.7%
Consumer Staples	6,705,451	4.3%
Materials	3,761,202	2.4%
Telecommunication Services	612,214	0.4%
Total	156,243,348	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$508,367	$—	$508,367
Bermuda	1,400,880	—	—	1,400,880
Canada	3,660,463	—	—	3,660,463
China	445,678	1,848,632	—	2,294,310
Cyprus	—	1,374,996	—	1,374,996
Denmark	—	1,701,302	—	1,701,302
Finland	—	1,124,030	—	1,124,030
France	1,687,275	1,525,897	—	3,213,172
Germany	—	7,449,542	—	7,449,542
Hong Kong	—	7,970,722	—	7,970,722
Indonesia	—	1,254,615	—	1,254,615
Ireland	—	4,985,107	—	4,985,107
Italy	—	1,433,025	—	1,433,025
Japan	—	10,071,172	—	10,071,172
Luxembourg	—	448,424	—	448,424
Malaysia	—	2,040,816	—	2,040,816
Netherlands	3,471,809	4,657,503	—	8,129,312
Panama	993,993	—	—	993,993
Philippines	—	2,002,088	—	2,002,088
Singapore	—	2,078,309	—	2,078,309
Switzerland	—	1,763,179	—	1,763,179
Taiwan	—	793,910	—	793,910
Thailand	—	701,428	—	701,428
United Kingdom	—	18,758,903	—	18,758,903
United States	69,906,661	—	—	69,906,661
Warrants (f)	130,528	54,094	—	184,622
Short-Term Investments (f)	16,664,561	—	—	16,664,561

Total	$98,361,848	$74,546,061	$—	$172,907,909

There have been no transfers between fair value measurement levels during the period ended March 31, 2014.

(f)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of March 31, 2014 (Unaudited)

DWS International VIP
	Shares	Value ($)
Common Stocks 97.2%
Australia 7.1%
Australia & New Zealand Banking Group Ltd.	101,400	3,116,342
BHP Billiton Ltd.	149,500	5,061,509
Lend Lease Group	74,000	813,807
Rio Tinto Ltd.	23,400	1,384,084
Sydney Airport	16,300	63,520

(Cost $9,569,481)		10,439,262
Belgium 1.1%
Anheuser-Busch InBev NV	6,300	662,188
Delhaize Group SA	13,500	989,271

(Cost $1,529,527)		1,651,459
Denmark 2.4%
Coloplast AS "B"	12,900	1,045,292
Novo Nordisk AS ''B"	41,500	1,893,210
TDC AS	71,000	656,217

(Cost $2,862,390)		3,594,719
Finland 0.9%
Fortum Oyj	31,000	704,745
Nokia Oyj*	80,000	589,022

(Cost $1,108,667)		1,293,767
France 8.9%
Airbus Group NV	12,800	917,942
AXA SA	24,100	627,484
BNP Paribas SA	12,400	958,598
Dassault Systemes SA	14,600	1,711,309
GDF Suez	29,200	800,139
L'Oreal SA	5,600	923,862
LVMH Moet Hennessy Louis Vuitton SA	4,200	764,576
Publicis Groupe	7,500	678,329
Renault SA	7,400	720,969
Sanofi	21,000	2,194,500
Societe Generale SA	10,500	648,177
Technip SA	8,350	862,128
Total SA (a)	21,400	1,405,550

(Cost $11,762,042)		13,213,563
Germany 9.5%
Adidas AG	27,100	2,935,934
Allianz SE (Registered)	8,200	1,385,794
BASF SE	6,000	666,820
Bayerische Motoren Werke (BMW) AG	28,900	3,648,115
Deutsche Post AG (Registered)	19,300	716,931
Fresenius Medical Care AG & Co. KGaA	49,500	3,453,459
Hochtief AG	7,200	654,206
Linde AG	3,200	640,532

(Cost $12,159,219)		14,101,791
Hong Kong 3.1%
BOC Hong Kong (Holdings) Ltd.	1,305,000	3,717,295
Noble Group Ltd.	970,000	917,876

(Cost $4,191,790)		4,635,171
Ireland 0.4%
Shire PLC (Cost $639,187)	12,700	624,929
Italy 1.9%
Atlantia SpA	27,100	697,781
Snam SpA	370,000	2,167,732

(Cost $2,184,271)		2,865,513
Japan 18.9%
Bridgestone Corp.	74,500	2,638,351
Hitachi Ltd.	271,000	1,996,320
Japan Tobacco, Inc.	73,900	2,317,230
Keyence Corp.	1,800	740,512
Marubeni Corp.	222,000	1,488,199
Mitsubishi Corp.	59,500	1,103,381
Mitsubishi Estate Co., Ltd.	115,000	2,736,767
Mitsubishi Heavy Industries Ltd.	193,000	1,123,406
Mitsubishi UFJ Financial Group, Inc.	102,000	559,538
Mitsui & Co., Ltd. (a)	138,000	1,947,543
Mizuho Financial Group, Inc. (a)	1,488,000	2,935,904
Nabtesco Corp.	88,000	2,032,479
SoftBank Corp.	8,200	618,439
Sumitomo Mitsui Financial Group, Inc.	12,400	528,568
Sumitomo Realty & Development Co., Ltd.	13,300	519,753
Suzuki Motor Corp.	24,100	627,818
Toyota Motor Corp.	73,000	4,108,350

(Cost $25,974,207)		28,022,558
Netherlands 8.4%
Aegon NV	100,800	927,230
Akzo Nobel NV	13,500	1,106,116
ING Groep NV (CVA)*	346,957	4,931,159
Royal Dutch Shell PLC "B"	138,000	5,383,844

(Cost $8,647,009)		12,348,349
Norway 2.9%
DnB ASA	207,576	3,612,343
Telenor ASA	29,000	642,627

(Cost $2,753,287)		4,254,970
Singapore 0.5%
United Overseas Bank Ltd. (Cost $678,308)	44,000	758,965
Spain 2.0%
Enagas SA	33,700	1,025,661
Repsol SA	76,700	1,959,941

(Cost $2,829,366)		2,985,602
Sweden 3.0%
Hennes & Mauritz AB "B"	46,000	1,960,391
Sandvik AB	127,600	1,807,906
TeliaSonera AB	96,000	724,602

(Cost $4,456,904)		4,492,899
Switzerland 11.8%
Adecco SA (Registered)*	15,800	1,317,808
Credit Suisse Group AG (Registered)*	45,000	1,457,184
Nestle SA (Registered)	91,200	6,871,816
Roche Holding AG (Genusschein)	21,000	6,312,317
Swiss Life Holding AG (Registered)*	3,400	835,637
UBS AG (Registered)*	31,000	640,025

(Cost $14,721,547)		17,434,787
United Kingdom 14.4%
Anglo American PLC	63,000	1,606,759
British American Tobacco PLC	19,300	1,074,509
Capita PLC	212,000	3,880,269
Centrica PLC	129,000	710,385
Inmarsat PLC	200,000	2,424,162
J Sainsbury PLC	550,000	2,901,519
Old Mutual PLC	790,000	2,652,602
Prudential PLC	84,000	1,779,472
SABMiller PLC	27,200	1,358,594
Vodafone Group PLC*	589,636	2,170,778
WPP PLC	33,300	688,906

(Cost $17,945,426)		21,247,955

Total Common Stocks (Cost $124,012,628)		143,966,259
Securities Lending Collateral 2.2%
Daily Assets Fund Institutional, 0.07% (b) (c) (Cost $3,203,150)	3,203,150	3,203,150
Cash Equivalents 2.3%
Central Cash Management Fund, 0.05% (b) (Cost $3,436,249)	3,436,249	3,436,249

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $130,652,027) †	101.7	150,605,658
Other Assets and Liabilities, Net	(1.7)	(2,455,726)

Net Assets	100.0	148,149,932

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $130,674,160.  At March 31, 2014, net unrealized appreciation for all securities based on tax cost was $19,931,498.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $21,790,193 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,858,695.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2014 amounted to $3,014,793, which is 2.0% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
CVA: Certificaten Van Aandelen (Certificate of Stock)

At March 31, 2014 the DWS International VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks
Financials	36,142,644	25.1%
Consumer Discretionary	18,771,739	13.0%
Industrials	18,669,247	13.0%
Consumer Staples	17,098,989	11.9%
Health Care	15,523,707	10.8%
Materials	10,465,820	7.3%
Energy	9,611,463	6.7%
Telecommunication Services	7,236,825	5.0%
Utilities	5,408,662	3.7%
Information Technology	5,037,163	3.5%
Total	143,966,259	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)
Australia	$—	$10,439,262	$—	$10,439,262
Belgium	—	1,651,459	—	1,651,459
Denmark	—	3,594,719	—	3,594,719
Finland	—	1,293,767	—	1,293,767
France	—	13,213,563	—	13,213,563
Germany	—	14,101,791	—	14,101,791
Hong Kong	—	4,635,171	—	4,635,171
Ireland	—	624,929	—	624,929
Italy	—	2,865,513	—	2,865,513
Japan	—	28,022,558	—	28,022,558
Netherlands	—	12,348,349	—	12,348,349
Norway	—	4,254,970	—	4,254,970
Singapore	—	758,965	—	758,965
Spain	—	2,985,602	—	2,985,602
Sweden	—	4,492,899	—	4,492,899
Switzerland	—	17,434,787	—	17,434,787
United Kingdom	—	21,247,955	—	21,247,955
Short-Term Investments (d)	6,639,399	—	—	6,639,399

Total	$6,639,399	$143,966,259	$—	$150,605,658

There have been no transfers between fair value measurement levels during the period ended March 31, 2014.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Variable Series I

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 23, 2014